Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

5.	Related Party Transactions

Equity Transactions with Acuitas

On July 15, 2022, the Company entered into a securities purchase agreement with Acuitas Group Holdings, LLC (“Acuitas”), the Company’s largest stockholder, pursuant to which Acuitas agreed to purchase from the Company, in a private placement, (i) an aggregate of 36,364 shares of the Company’s Common Stock, at a price of $165.00 per share (the “PIPE Shares”), and (ii) a warrant to purchase 72,728 shares of Common Stock (“PIPE Warrant Shares”), at an original exercise price of $182.00, with a term of exercise of five years.

As results of the Company’s capital raises further described in Note 8, the warrants’ down round features (the “rachet adjustment”) resulted in deemed dividends of $369,465 and $886,423 recognized in the accompanying statement of changes in stockholders’ equity for the years ended June 30, 2025 and 2024, respectively.

For the year ended June 30, 2024, the deemed dividend of $886,423 recognized from the rachet adjustment resulting from the March 6, 2024 capital raise, reduced the exercise price to $100 per share. The fair value of the PIPE Warrant Shares was estimated using the Black Scholes Method with the following inputs, the stock price of $106.50, exercise price of $182.00 and reduced exercise price of $100.00, remaining term of 3.5 years, risk free rate of 4.4% and volatility of 95.0%.

For the year ended June 30, 2025, the deemed dividend of $369,465 was recognized based on rachet adjustments from the September 25, 2024 and October 22, 2024 capital raises, that reduced the exercise prices to $15.30 per share and $13.70 per share, respectively. The fair value of the PIPE Warrant Shares were estimated using the Black Scholes Method with the following inputs at September 2024, the stock price of $12.00, exercise price of $15.30 and $100.00, remaining term of 2.9 years, risk free rate of 3.5% and volatility of 93.0%, resulting in a $325,041 deemed dividend; and the following inputs at October 22, 2024, the stock price of $33.60, exercise price of $15.30 and $13.70, remaining term of 2.8 years, risk free rate of 4.0% and volatility of 94.0%, resulting in a $44,424 deemed dividend..

Consulting expenses

During the year ended June 30, 2025, the Company paid a Director of the Company $50,000 for consulting services which are reflected as a component of selling, general and administrative expenses on the accompanying statement of operations and comprehensive loss.